Note 6 - Commitments and Contingencies	3 Months Ended
Mar. 31, 2020
Notes
Note 6 - Commitments and Contingencies

Note 6 – Commitments and Contingencies

The Company is, and expects in the future to be, involved in various legal proceedings incidental to its business from time to time. Management makes provisions in its financial statements for legal, regulatory, and other contingencies when, in the opinion of Management, a loss is probable and reasonably estimable. At March 31, 2020, no such known proceedings or amounts, individually or in the aggregate, were expected to have a material impact on the Company or its financial condition or results of operations.

Subsequent to December 31, 2019, there was global outbreak of a new strain of coronavirus, COVID-19. The global and domestic response to the COVID-19 outbreak continues to rapidly evolve. Thus far, certain responses to the COVID-19 outbreak have included mandates from federal, state and/or local authorities that required temporary closure of or imposed limitations on the operations of certain non-essential businesses and industries. The outbreak could have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown. The rapid development and fluidity of this situation precludes any prediction as to the ultimate adverse impact of the novel coronavirus. Management has created as COVID-19 Task Force for the Company which is diligently working to identify and manage potential impact. The Task Force closed branch offices to the public. Loans may be originated by appointment only with no more than one customer in the branch office at any time. Customers are encouraged to pay electronically. For those unable to pay electronically a no contact process was implemented for the branch offices. Corporate team members are effectively working remotely where practicable. COVID-19 presents material uncertainty and risk with respect to the Company’s performance and operations, including the potential impact on delinquencies and the allowance for credit losses if our customers experience prolonged periods of unemployment, which could result in material impact to the Company’s future results of operations, cash flows and financial condition.